Annual Total Returns - Fidelity Advisor® New Insights Fund [BarChart] - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-13 - Fidelity Advisor® New Insights Fund - Class A	Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	15.84%
Annual Return 2013	32.36%
Annual Return 2014	9.20%
Annual Return 2015	2.39%
Annual Return 2016	6.31%
Annual Return 2017	27.98%
Annual Return 2018	(4.42%)
Annual Return 2019	29.15%
Annual Return 2020	23.64%
Annual Return 2021	24.30%